20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
	December 31,
	2018	2017
	RMB	RMB
Assets
Cash and cash equivalents	2,636	6,246
Prepaid expenses and other current assets	351	39
Investment in subsidiaries, continuing operations	797,767	504,092
Due from subsidiaries	—	—
Total assets	800,754	510,377

Liabilities
Other payables and accrued liabilities	394	3,795
Due to subsidiaries	392,465	391,446
Due to Mr. Li	44,271	61,817
Dividends payable	—	172,932
Total liabilities	437,130	629,990

Stockholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 48,908,860 shares at December 31, 2018; issued and outstanding – 47,531,799 shares at December 31, 2017, respectively	336	327
Additional paid-in capital	902,316	693,889
Accumulated losses	(539,028)	(813,829)
Total stockholders’ equity (deficit)	363,624	(119,613)

Total liabilities and stockholders’ equity	800,754	510,377

Condensed Statement of Income
	Years ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Equity in profit of subsidiaries and VIEs	292,582	5,096	25,051
Total equity in profit of subsidiaries	292,582	5,096	26,145

General and administrative expenses	17,781	13,478	38,415
Total operating expenses	17,781	13,478	38,415

Profit (Loss) from operations	274,801	(8,382)	(12,270)
Net loss	274,801	(8,382)	(12,270)

Condensed Statement of Cash flows
	Year ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Net cash and cash equivalents used in operating activities	(3,412)	(4,418)	(5,346)
Net cash and cash equivalents provided by investing activities	—	9,127	3,100
Net cash and cash equivalents (used in) provided by financing activities	(198)	6,006	—
Cash and cash equivalents, beginning of the year	6,246	4,658	877
Cash and cash equivalents, end of the year	2,636	6,246	4,658